LEASES - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Current maturities of operating leases	$ 19,514	$ 22,412
Long-term operating leases	81,185	$ 92,262
Total operating lease liabilities	$ 100,699
Weighted-average remaining operating lease term	10 years 11 months 8 days
Weighted-average discount rate of operating leases	5.45%